Related Party Transactions (Details)	12 Months Ended
Mar. 31, 2020
Jianping Zhou [Member]
Nature of relationships with related parties	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Jianbin Zhou [Member]
Nature of relationships with related parties	Father of major shareholders of the Company and one of Taizhou Suxuantang shareholders
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd [Member]
Nature of relationships with related parties	An entity controlled by Jianping Zhou
Feng Zhou [Member]
Nature of relationships with related parties	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company